Supplemental Disclosures of Cash Flow Information and Non-Cash Investing and Financing Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid (refunded) during the period for:
Interest (net of amounts capitalized)	$ 766	$ 855	$ 600
Income taxes	2	10	(16)
Non-cash transactions:
Redemption of Continental's 5% Convertible Notes with UAL common stock			175
Property and equipment acquired through issuance of debt	544	130	98
8% Contingent Senior Unsecured Notes and 6% Senior Notes, net of discount	357	88
Restricted cash collateral returned on derivative contracts			(45)
Special facility payment financing	101
Airport construction financing	50
Interest paid in kind on 6% Senior Notes		37	35
United Airlines, Inc.
Cash paid (refunded) during the period for:
Interest (net of amounts capitalized)	766	855	600
Income taxes	4	2	(16)
Non-cash transactions:
Redemption of Continental's 5% Convertible Notes with UAL common stock			175
Property and equipment acquired through issuance of debt	544	130	98
8% Contingent Senior Unsecured Notes and 6% Senior Notes, net of discount	357	88
Restricted cash collateral returned on derivative contracts			(45)
Special facility payment financing	101
Airport construction financing	50
Interest paid in kind on 6% Senior Notes		$ 37	$ 35